Earn-Out Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Consecutive trading days required for entitlement of common stock		30 days
Trading days required for entitlement of common stock		20 days
Common stock price per share		$ 0.0001	$ 0.0001
Decrease in the warrant liability		$ (638)	$ (1,031)
Common stock, shares issued		41,990,383	40,689,975
Earn-Out Shares [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair value of earn-out shares		$ 0.0014	$ 2.74
Fair value of option holder Earn-out Shares	$ 7,900
Decrease in the warrant liability		$ 12,100	$ 48,900
Share based compensation		300	$ 7,600
Share based compensation service period	4 months 9 days
Unrecognized compensation expense		0
Estimated fair value of Earn-out Shares		$ 61,000
Earn-Out Shares [Member] | Stockholders [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares issued		4,561,353	4,426,889
Earn-Out Shares [Member] | Option Holders [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares issued		438,647	573,111
Earn-Out Shares [Member] | Effector Therapeutics Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, equity interest issued or issuable, number of shares		5,000,000
Common stock price per share		$ 20